Expected Benefit Payments in Each of the Next Five Fiscal years and Thereafter (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
2013	¥ 2,004
2014	1,785
2015	1,779
2016	1,760
2017	1,389
2018-2022	9,375
Total	¥ 18,092